Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. COMMITMENTS AND CONTINGENCIES

Leases

The Company leases its facilities located in Irvine, California under a rental agreement that expires on September 30, 2016. The rental agreement includes operating expenses such as common area maintenance, property taxes and insurance. Total rent expense is reflected in general and administrative expenses in the accompanying consolidated statements of operations. Rental expense under operating leases for the years ended December 31, 2013 and 2012, was $53,444 and $92,785, respectively.

Future annual minimum payments under operating leases are as follows:

Year Ended
December 31,

2014	$66,923
2015	68,807
2016	52,688
$188,418

Litigation

The Company is involved in various lawsuits and claims regarding shareholder derivative actions, third-party billing agency actions, negligent misrepresentation, and breach of contract, that arise from time to time in the ordinary course of their business.

The Company records accruals for such contingencies when it is probable that a liability will be incurred and the amount of the loss can be reasonably estimated. As of December 31, 2013 and 2012, the Company accrues for liabilities associated with certain litigation matters if they are both probable and can be reasonably estimated. The Company has accrued for these matters and will continue to monitor each related legal issue and adjust accruals for new information and further developments in accordance with ASC 450-20-25, Contingencies. For these and other litigation and regulatory matters currently disclosed for which a loss is probable or reasonably possible, the Company is unable to determine an estimate of the possible loss or range of loss beyond the amounts already accrued. These matters can be affected by various factors, including whether damages sought in the proceedings are unsubstantiated or indeterminate; scientific and legal discovery has not commenced or is not complete; proceedings are in early stages; matters present legal uncertainties; there are significant facts in dispute; or there are numerous parties involved.

In the Company’s opinion, based on its examination of these matters, its experience to date and discussions with counsel, the ultimate outcome of legal proceedings, net of liabilities accrued in the Company’s balance sheet, is not expected to have a material adverse effect on the Company’s consolidated financial position. However, the resolution in any reporting period of one or more of these matters, either alone or in the aggregate, may have a material adverse effect on the Company’s consolidated results of operations and cash flows for that period.

Settled Litigation

Saxton - In February 2012, the Company received a subpoena from the Superior Court of the State of California for the County of Orange, relating to Mr. Saxton’s, an individual accredited investor, Secured Loan and Profit Sharing contract of $100,000 made about January 15, 2010 stating interest would be repaid from accounts receivables of Mesa Pharmacy, Inc. at the rate of 1%. On August 1, 2011 the individual investor was issued 3,000 shares of common stock. In addition, the investor filed a first complaint in the Superior Court of California for the County of Orange, dated June 15, 2012. In September 2012, the claims were fully and finally resolved for an aggregate amount of $125,000. The settlement terms included an immediate payment of $50,000 and a second payment of $50,000 due one month thereafter, and one month after the second payment a third and final installment of $25,000 was due. The Company recognized an undiscounted settlement liability and other loss at the date of execution for the amount of $25,000.

Saxton and Myhill - In connection with the aforementioned Saxton Litigation, the Company received, on August 28, 2012, a claim from Roger Saxton, Loren Myhill, Lucas Myhill, Beryl Myhill, and Ann Marie Kaumo (collectively the “Myhill Litigation Plaintiffs”) who filed a memorandum of points and authorities in support of application for issuance of right to attach order and writ of attachment with the Superior Court of the State of California for the County of Orange seeking $358,433 for delayed public entry and illiquidity. On January 6, 2014, the Company settled the Myhill Litigation for $200,000 and the settlement terms included an immediate payment of $20,000 and payments of $10,000 due every one month thereafter for a period of 18 months. As of December 31, 2013, the Company has accrued the full $200,000 within Settlement liability in the accompanying balance sheet.

Counsel for the Plaintiffs agreed to hold the stock certificates during pendency of the payout period. During such period, Plaintiffs shall have no right to vote such shares, transfer such shares, or encumber such shares, and will not be entitled to receive cash dividends or stock dividends or any distributions based on ownership of such shares. The Plaintiffs shall return each of their stock certificates to the Company with a full executed stock power sufficient to transfer such shares. In the event of any transaction by the Company, including merger or buyout, that results in Plaintiffs’ shares of Pharmacy Development Corporation to be converted to shares of another entity, such obligations and restrictions stated herein shall apply to such new or different shares.

Primary Care Management - In December 2009, the Company entered into a Billing Center Agreement wherein Primary Care Management Services would act as an agent for Mesa Pharmacy, Inc. in billing and collecting from various insurance carriers and be compensated by a rate equaling two percent of the amounts billed on behalf of the Company. At the time of settlement, Primary Care Management Services had billed in excess of $10 million, which it had not been able to collect. On April 30, 2012, the Company agreed to terminate the agreement and, in lieu of the contracted payment terms, the Company would pay $92,000 over three years. The settlement terms included an immediate payment of $20,000 and fixed payments of $2,000 per month, all counsel fees involved in the execution of the Settlement Agreement were classified under general and administrative expenses. The Company recognized an undiscounted settlement liability and other loss at the date of execution for the amount of $92,000. As of December 31, 2013 and 2012, the Company had outstanding amounts of $48,000 and $56,000, respectively, which are included within Settlement liability in the accompanying balance sheets. As of December 31, 2013, the Company was in default of the settlement agreement. Subsequent to year-end, the Company entered into a second settlement agreement with Primary Care Management Services which required an immediate payment of $40,000 in full settlement of the liability. The Company made the payment on May 16, 2014 and has been released from any and all remaining claims.

Soliman - In December 2010, the Company received an action from two individuals Marcos Soliman and Michael Soliman, in the Los Angeles County Superior Court (South District–Long Beach) alleging that Mesa Pharmacy, Inc. was in material breach of contract for pharmaceutical compounding services and raising causes of action for breach of written contract, fraud and deceit, and unpaid wages. The Company resolved these claims in April 2012, by assigning $383,813 of its accounts receivable and paying $56,008 in cash. The settlement terms included an immediate payment of $10,000, and the remaining balance was due upon collections received of the assigned receivables. The Company recognized an undiscounted settlement liability and other loss at the date of execution for the amount of $56,008. In addition, during the year ended December 31, 2012, the Company recognized other income (loss) of $284,022 to record the loss on the assignment of the Company’s receivables, which it previously discounted from $383,813.

Senior Note - In March 2011, the Company issued a Senior Note to an individual accredited investor for a principal amount of $1 million. The Senior Note was secured and interest was payable and compounded monthly on the principal amount at a rate of 3% per month. On February 6, 2012, the holder filed a civil complaint in the United States District Court for the Southern District of New York. The Company paid $302,295 and settled on May 30, 2012 for $765,000 and recognized $357,400 as a gain on the forgiveness of debt during the year ended December 31, 2012.

Other Commitments and Contingencies

There are various other pending legal commitments and contingencies involving the Company, principally first right of refusal conflicts, material breach of contract, and committed shares with consultants that were never issued. While it is not feasible to predict the outcome of such commitments, threats, and potential liabilities, in the opinion of management, either the likelihood of loss is remote or any reasonably possible loss associated with the resolution of such obligations is not expected to be material to the Company’s financial position, results of operations or cash flows either individually or in the aggregate. In the opinion of the Company’s legal counsel, the Company has filed cross complaints which should mitigate some Company liability.

Consulting Agreements – On August 12, 2010, the Company entered into a consulting service agreement with a financial advisor. The financial advisor assists companies in private placements, recapitalization, and restructuring. The term of the agreement was for thirty-six months or upon termination by either party. The financial advisor was entitled to $350,000, payable in installments of which only $250,000 was paid prior to termination, and issue warrants to purchase up to ten percent (10%) of the Company on a fully-diluted basis at an exercise price of $0.50 per share. As of August 12, 2010, the Company had approximately 7 million fully diluted shares outstanding. The Company terminated this service agreement in January 2012 without ever issuing the warrants. As of December 31, 2013, the Company believes that no additional amounts agreed to under the agreement are required as the services were never provided. In addition, the Company has received no demands for any additional amounts or warrants.

On April 25, 2011, the Company entered into a consulting service agreement with a law firm. The law firm assists companies in S-1 Registration statement (“S-1”), responses to SEC comments, and FINRA requirements. Either party may terminate the agreement at any time. In connection, with filing an S-1, the law firm was potentially entitled to 75,000 shares of common stock and $25,000 upon execution of the agreement and $15,000 upon filing the S-1. The Company has opted to enter the public market by means unrelated to filing an S-1, thus, the Company terminated the agreement without issuing the potentially committed shares. As of December 31, 2013, the Company believes that no additional amounts agreed to under the agreement are required as the services were never provided.

First Right of Refusal Agreements

On May 25, 2012, the Company entered into a fee and first right of refusal agreement with a factoring arrangement organization. The factoring arrangement organization assists companies in purchasing accounts receivable, and funding or arranging for the purchase of accounts receivable. The term of the agreement is for thirty-six months. The factoring arrangement organization arranged for the factoring on June 1, 2012, as discussed in Note 2 and was entitled to a one-time payment of $125,000 upon execution of the factoring agreement. In connection with the first right of refusal, the Company has not provided the factoring arrangement organization the first right for accounts receivable factored to other parties outside the initial factor. The Company estimates that the potential range of exposure is $17,000 to $30,000 based upon the initial fee the factoring arrangement organization received in connection with the transaction disclosed in Note 2. In February 2014, the Company received an inquiry from the factoring arrangement organization reminding them of the first right of refusal. At this time, the Company has obtained independent legal counsel, and in their opinion, the suit has several flaws, which should mitigate some, if not all, of the Company’s liability. The Company will defend the lawsuit vigorously if one is filed. As of December 31, 2013 and 2012, the Company has accrued the minimum amount of potential exposure as it is probable that a loss will be incurred. However, the contract factoring arrangement organization is vague and does not address critical items such as penalty provisions, etc.

HIPAA

The Health Insurance Portability and Accountability Act (“HIPAA”) was enacted on August 21, 1996, to assure health insurance portability, reduce healthcare fraud and abuse, guarantee security and privacy of health information, and enforce standards for health information. Effected organizations were required to be in compliance with HIPAA provisions by April 2005. Effective August 2009, the Health Information Technology for Economic and Clinical Health Act (“HITECH Act”) was introduced imposing notification requirements in the event of certain security breaches relating to protected health information. Organizations are subject to significant fines and penalties if found not to be compliant with the provisions outlined in the regulations. The Company continues to be in compliance with HIPAA as of December 31, 2013.

The Company’s decision to obtain insurance coverage is dependent on market conditions, including cost and availability, existing at the time such decisions are made. The Company has evaluated its risks and has determined that the cost of obtaining product liability insurance outweighs the likely benefits of the coverage that is available and, as such, has no insurance for certain product liabilities effective May 1, 2006.

The Company believes that there are no compliance issues associated with applicable pharmaceutical laws and regulations that would have a material adverse effect on the Company.

The Company is subject from time to time to various claims and lawsuits and governmental investigations arising in the ordinary course of our business. While the Company’s management cannot predict the outcome of these claims with certainty, the Company’s management does not believe that the outcome of any of these legal matters will have a material effect on its financial statements.